Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$15,156	$16,600
Total agency securities (Cost $15,156)				16,600

	Shares
Common stocks: 59.42%
Communication services: 5.10%
Diversified telecommunication services: 0.41%
AT&T, Inc.	139,093	2,333,980
Verizon Communications, Inc.	81,784	3,083,257
		5,417,237
Entertainment: 0.71%
Electronic Arts, Inc.	4,761	651,353
Live Nation Entertainment, Inc.†	2,760	258,336
Netflix, Inc.†	8,514	4,145,296
Take-Two Interactive Software, Inc.†	3,077	495,243
Walt Disney Co.	35,596	3,213,963
Warner Bros Discovery, Inc.†	43,169	491,263
		9,255,454
Interactive media & services: 3.45%
Alphabet, Inc. Class A†	115,126	16,081,951
Alphabet, Inc. Class C†	96,893	13,655,130
Match Group, Inc.†	5,288	193,012
Meta Platforms, Inc. Class A†	43,179	15,283,639
		45,213,732
Media: 0.41%
Charter Communications, Inc. Class A†	1,957	760,647
Comcast Corp. Class A	78,118	3,425,474
Fox Corp. Class A	4,809	142,683
Fox Corp. Class B	2,566	70,950
Interpublic Group of Cos., Inc.	7,451	243,201
News Corp. Class A	7,404	181,768
News Corp. Class B	2,233	57,433
Omnicom Group, Inc.	3,850	333,063
Paramount Global Class B	9,385	138,804
		5,354,023
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	9,899	1,587,107
Consumer discretionary: 6.45%
Automobile components: 0.05%
Aptiv PLC†	5,503	493,729
BorgWarner, Inc.	4,573	163,942
		657,671
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Automobiles: 1.16%
Ford Motor Co.	76,493	$932,449
General Motors Co.	26,641	956,945
Tesla, Inc.†	53,802	13,368,721
		15,258,115
Broadline retail: 2.10%
Amazon.com, Inc.†	176,909	26,879,553
eBay, Inc.	10,096	440,388
Etsy, Inc.†	2,329	188,765
		27,508,706
Distributors: 0.07%
Genuine Parts Co.	2,727	377,689
LKQ Corp.	5,206	248,795
Pool Corp.	752	299,830
		926,314
Hotels, restaurants & leisure: 1.29%
Airbnb, Inc. Class A†	8,457	1,151,336
Booking Holdings, Inc.†	679	2,408,562
Caesars Entertainment, Inc.†	4,196	196,709
Carnival Corp.†	19,599	363,365
Chipotle Mexican Grill, Inc.†	534	1,221,237
Darden Restaurants, Inc.	2,341	384,626
Domino’s Pizza, Inc.	679	279,904
Expedia Group, Inc.†	2,594	393,743
Hilton Worldwide Holdings, Inc.	4,989	908,447
Las Vegas Sands Corp.	7,181	353,377
Marriott International, Inc. Class A	4,799	1,082,223
McDonald’s Corp.	14,110	4,183,756
MGM Resorts International†	5,316	237,519
Norwegian Cruise Line Holdings Ltd.†	8,276	165,851
Royal Caribbean Cruises Ltd.†	4,586	593,841
Starbucks Corp.	22,228	2,134,110
Wynn Resorts Ltd.	1,868	170,194
Yum! Brands, Inc.	5,453	712,489
		16,941,289
Household durables: 0.24%
D.R. Horton, Inc.	5,863	891,059
Garmin Ltd.	2,978	382,792
Lennar Corp. Class A	4,866	725,229
Mohawk Industries, Inc.†	1,028	106,398
NVR, Inc.†	62	434,028
PulteGroup, Inc.	4,194	432,905
Whirlpool Corp.	1,067	129,928
		3,102,339
See accompanying notes to portfolio of investments
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Leisure products: 0.01%
Hasbro, Inc.	2,537	$129,539
Specialty retail: 1.21%
AutoZone, Inc.†	343	886,864
Bath & Body Works, Inc.	4,423	190,897
Best Buy Co., Inc.	3,768	294,959
CarMax, Inc.†	3,087	236,897
Home Depot, Inc.	19,455	6,742,130
Lowe’s Cos., Inc.	11,227	2,498,569
O’Reilly Automotive, Inc.†	1,151	1,093,542
Ross Stores, Inc.	6,588	911,713
TJX Cos., Inc.	22,256	2,087,835
Tractor Supply Co.	2,103	452,208
Ulta Beauty, Inc.†	958	469,411
		15,865,025
Textiles, apparel & luxury goods: 0.32%
lululemon athletica, Inc.†	2,240	1,145,290
NIKE, Inc. Class B	23,811	2,585,160
Ralph Lauren Corp.	773	111,467
Tapestry, Inc.	4,458	164,099
VF Corp.	6,430	120,884
		4,126,900
Consumer staples: 3.66%
Beverages: 0.89%
Brown-Forman Corp. Class B	3,560	203,276
Coca-Cola Co.	75,695	4,460,706
Constellation Brands, Inc. Class A	3,144	760,062
Keurig Dr Pepper, Inc.	19,586	652,606
Molson Coors Beverage Co. Class B	3,602	220,478
Monster Beverage Corp.†	14,371	827,913
PepsiCo, Inc.	26,746	4,542,541
		11,667,582
Consumer staples distribution & retail: 1.08%
Costco Wholesale Corp.	8,613	5,685,269
Dollar General Corp.	4,270	580,506
Dollar Tree, Inc.†	4,066	577,575
Kroger Co.	12,874	588,471
Sysco Corp.	9,808	717,259
Target Corp.	8,980	1,278,932
Walgreens Boots Alliance, Inc.	13,949	364,208
Walmart, Inc.	27,751	4,374,945
		14,167,165
Food products: 0.53%
Archer-Daniels-Midland Co.	10,376	749,355
Bunge Global SA	2,826	285,284
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Food products(continued)
Campbell Soup Co.	3,821	$165,182
Conagra Brands, Inc.	9,298	266,480
General Mills, Inc.	11,308	736,603
Hershey Co.	2,916	543,659
Hormel Foods Corp.	5,634	180,908
J M Smucker Co.	2,065	260,975
Kellanova	5,131	286,874
Kraft Heinz Co.	15,509	573,523
Lamb Weston Holdings, Inc.	2,819	304,706
McCormick & Co., Inc.	4,888	334,437
Mondelez International, Inc. Class A	26,465	1,916,860
Tyson Foods, Inc. Class A	5,549	298,259
		6,903,105
Household products: 0.73%
Church & Dwight Co., Inc.	4,793	453,226
Clorox Co.	2,412	343,927
Colgate-Palmolive Co.	16,017	1,276,715
Kimberly-Clark Corp.	6,574	798,807
Procter & Gamble Co.	45,850	6,718,859
		9,591,534
Personal care products: 0.11%
Estee Lauder Cos., Inc. Class A	4,519	660,904
Kenvue, Inc.	33,528	721,858
		1,382,762
Tobacco: 0.32%
Altria Group, Inc.	34,406	1,387,938
Philip Morris International, Inc.	30,200	2,841,216
		4,229,154
Energy: 2.31%
Energy equipment & services: 0.21%
Baker Hughes Co.	19,575	669,073
Halliburton Co.	17,412	629,444
Schlumberger NV	27,788	1,446,088
		2,744,605
Oil, gas & consumable fuels: 2.10%
APA Corp.	5,967	214,096
Chevron Corp.	34,153	5,094,262
ConocoPhillips	23,099	2,681,101
Coterra Energy, Inc.	14,633	373,434
Devon Energy Corp.	12,464	564,619
Diamondback Energy, Inc.	3,482	539,989
EOG Resources, Inc.	11,344	1,372,057
EQT Corp.	8,002	309,357
Exxon Mobil Corp.	77,924	7,790,842
See accompanying notes to portfolio of investments
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Hess Corp.	5,378	$775,292
Kinder Morgan, Inc.	37,619	663,599
Marathon Oil Corp.	11,385	275,062
Marathon Petroleum Corp.	7,386	1,095,787
Occidental Petroleum Corp.	12,845	766,975
ONEOK, Inc.	11,333	795,803
Phillips 66	8,559	1,139,545
Pioneer Natural Resources Co.	4,539	1,020,730
Targa Resources Corp.	4,338	376,842
Valero Energy Corp.	6,623	860,990
Williams Cos., Inc.	23,665	824,252
		27,534,634
Financials: 7.71%
Banks: 1.94%
Bank of America Corp.	133,936	4,509,625
Citigroup, Inc.	37,232	1,915,214
Citizens Financial Group, Inc.	9,070	300,580
Comerica, Inc.	2,565	143,153
Fifth Third Bancorp	13,248	456,924
Huntington Bancshares, Inc.	28,170	358,322
JPMorgan Chase & Co.	56,240	9,566,424
KeyCorp	18,213	262,267
M&T Bank Corp.	3,228	442,494
PNC Financial Services Group, Inc.	7,749	1,199,933
Regions Financial Corp.	18,093	350,642
Truist Financial Corp.	25,944	957,853
U.S. Bancorp	30,289	1,310,908
Wells Fargo & Co.	70,648	3,477,295
Zions Bancorp NA	2,882	126,433
		25,378,067
Capital markets: 1.78%
Ameriprise Financial, Inc.	1,969	747,885
Bank of New York Mellon Corp.	14,961	778,720
BlackRock, Inc.	2,720	2,208,096
Blackstone, Inc.	13,823	1,809,707
Cboe Global Markets, Inc.	2,053	366,584
Charles Schwab Corp.	28,951	1,991,829
CME Group, Inc.	7,003	1,474,832
FactSet Research Systems, Inc.	739	352,540
Franklin Resources, Inc.	5,484	163,368
Goldman Sachs Group, Inc.	6,344	2,447,325
Intercontinental Exchange, Inc.	11,134	1,429,940
Invesco Ltd.	8,745	156,011
MarketAxess Holdings, Inc.	737	215,830
Moody’s Corp.	3,062	1,195,895
Morgan Stanley	24,585	2,292,551
MSCI, Inc.	1,539	870,535
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Capital markets(continued)
Nasdaq, Inc.	6,622	$385,003
Northern Trust Corp.	4,028	339,883
Raymond James Financial, Inc.	3,656	407,644
S&P Global, Inc.	6,303	2,776,598
State Street Corp.	6,003	464,992
T Rowe Price Group, Inc.	4,347	468,128
		23,343,896
Consumer finance: 0.30%
American Express Co.	11,200	2,098,208
Capital One Financial Corp.	7,409	971,468
Discover Financial Services	4,864	546,714
Synchrony Financial	8,050	307,429
		3,923,819
Financial services: 2.47%
Berkshire Hathaway, Inc. Class B†	35,394	12,623,624
Fidelity National Information Services, Inc.	11,526	692,367
Fiserv, Inc.†	11,676	1,551,040
FleetCor Technologies, Inc.†	1,405	397,067
Global Payments, Inc.	5,065	643,255
Jack Henry & Associates, Inc.	1,417	231,552
Mastercard, Inc. Class A	16,109	6,870,650
PayPal Holdings, Inc.†	20,974	1,288,013
Visa, Inc. Class A	31,009	8,073,193
		32,370,761
Insurance: 1.22%
Aflac, Inc.	10,345	853,463
Allstate Corp.	5,091	712,638
American International Group, Inc.	13,657	925,262
Aon PLC Class A	3,895	1,133,523
Arch Capital Group Ltd.†	7,259	539,126
Arthur J Gallagher & Co.	4,200	944,496
Assurant, Inc.	1,023	172,365
Brown & Brown, Inc.	4,595	326,750
Chubb Ltd.	7,937	1,793,762
Cincinnati Financial Corp.	3,052	315,760
Everest Group Ltd.	844	298,422
Globe Life, Inc.	1,666	202,786
Hartford Financial Services Group, Inc.	5,851	470,303
Loews Corp.	3,561	247,810
Marsh & McLennan Cos., Inc.	9,592	1,817,396
MetLife, Inc.	12,095	799,842
Principal Financial Group, Inc.	4,267	335,685
Progressive Corp.	11,381	1,812,766
Prudential Financial, Inc.	7,023	728,355
Travelers Cos., Inc.	4,443	846,347
See accompanying notes to portfolio of investments
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Insurance(continued)
W R Berkley Corp.	3,963	$280,263
Willis Towers Watson PLC	2,009	484,571
		16,041,691
Health care: 7.50%
Biotechnology: 1.20%
AbbVie, Inc.	34,346	5,322,600
Amgen, Inc.	10,411	2,998,576
Biogen, Inc.†	2,819	729,473
Gilead Sciences, Inc.	24,240	1,963,682
Incyte Corp.†	3,619	227,237
Moderna, Inc.†	6,453	641,751
Regeneron Pharmaceuticals, Inc.†	2,084	1,830,356
Vertex Pharmaceuticals, Inc.†	5,013	2,039,740
		15,753,415
Health care equipment & supplies: 1.53%
Abbott Laboratories	33,759	3,715,853
Align Technology, Inc.†	1,386	379,764
Baxter International, Inc.	9,869	381,536
Becton Dickinson & Co.	5,644	1,376,176
Boston Scientific Corp.†	28,484	1,646,660
Cooper Cos., Inc.	963	364,438
Dentsply Sirona, Inc.	4,121	146,666
DexCom, Inc.†	7,516	932,660
Edwards Lifesciences Corp.†	11,799	899,674
GE HealthCare Technologies, Inc.	7,616	588,869
Hologic, Inc.†	4,765	340,459
IDEXX Laboratories, Inc.†	1,617	897,516
Insulet Corp.†	1,358	294,659
Intuitive Surgical, Inc.†	6,849	2,310,579
Medtronic PLC	25,883	2,132,242
ResMed, Inc.	2,861	492,149
STERIS PLC	1,922	422,552
Stryker Corp.	6,577	1,969,548
Teleflex, Inc.	914	227,897
Zimmer Biomet Holdings, Inc.	4,065	494,710
		20,014,607
Health care providers & services: 1.69%
Cardinal Health, Inc.	4,795	483,336
Cencora, Inc.	3,243	666,047
Centene Corp.†	10,392	771,190
Cigna Group	5,692	1,704,469
CVS Health Corp.	24,986	1,972,895
DaVita, Inc.†	1,048	109,789
Elevance Health, Inc.	4,571	2,155,501
HCA Healthcare, Inc.	3,853	1,042,930
Henry Schein, Inc.†	2,540	192,303
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Health care providers & services(continued)
Humana, Inc.	2,395	$1,096,455
Laboratory Corp. of America Holdings	1,652	375,483
McKesson Corp.	2,589	1,198,655
Molina Healthcare, Inc.†	1,134	409,726
Quest Diagnostics, Inc.	2,187	301,544
UnitedHealth Group, Inc.	17,993	9,472,775
Universal Health Services, Inc. Class B	1,187	180,946
		22,134,044
Life sciences tools & services: 0.86%
Agilent Technologies, Inc.	5,692	791,359
Bio-Rad Laboratories, Inc. Class A†	407	131,416
Bio-Techne Corp.	3,077	237,421
Charles River Laboratories International, Inc.†	998	235,927
Danaher Corp.	12,793	2,959,533
Illumina, Inc.†	3,089	430,112
IQVIA Holdings, Inc.†	3,562	824,176
Mettler-Toledo International, Inc.†	422	511,869
Revvity, Inc.	2,401	262,453
Thermo Fisher Scientific, Inc.	7,516	3,989,418
Waters Corp.†	1,150	378,614
West Pharmaceutical Services, Inc.	1,439	506,701
		11,258,999
Pharmaceuticals: 2.22%
Bristol-Myers Squibb Co.	39,583	2,031,004
Catalent, Inc.†	3,507	157,569
Eli Lilly & Co.	15,513	9,042,838
Johnson & Johnson	46,830	7,340,134
Merck & Co., Inc.	49,295	5,374,141
Pfizer, Inc.	109,842	3,162,351
Viatris, Inc.	23,338	252,751
Zoetis, Inc.	8,931	1,762,711
		29,123,499
Industrials: 5.23%
Aerospace & defense: 0.97%
Axon Enterprise, Inc.†	1,370	353,912
Boeing Co.†	11,063	2,883,681
General Dynamics Corp.	4,406	1,144,106
Howmet Aerospace, Inc.	7,609	411,799
Huntington Ingalls Industries, Inc.	773	200,702
L3Harris Technologies, Inc.	3,687	776,556
Lockheed Martin Corp.	4,295	1,946,666
Northrop Grumman Corp.	2,757	1,290,662
RTX Corp.	27,972	2,353,564
Textron, Inc.	3,813	306,641
TransDigm Group, Inc.	1,076	1,088,482
		12,756,771
See accompanying notes to portfolio of investments
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Air freight & logistics: 0.30%
CH Robinson Worldwide, Inc.	2,269	$196,019
Expeditors International of Washington, Inc.	2,828	359,722
FedEx Corp.	4,500	1,138,365
United Parcel Service, Inc. Class B	14,070	2,212,226
		3,906,332
Building products: 0.30%
A O Smith Corp.	2,389	196,949
Allegion PLC	1,708	216,386
Builders FirstSource, Inc.†	2,401	400,823
Carrier Global Corp.	16,322	937,699
Johnson Controls International PLC	13,235	762,865
Masco Corp.	4,367	292,502
Trane Technologies PLC	4,443	1,083,648
		3,890,872
Commercial services & supplies: 0.33%
Cintas Corp.	1,684	1,014,879
Copart, Inc.†	16,998	832,902
Republic Services, Inc.	3,979	656,177
Rollins, Inc.	5,461	238,482
Veralto Corp.	4,264	350,757
Waste Management, Inc.	7,130	1,276,983
		4,370,180
Construction & engineering: 0.04%
Quanta Services, Inc.	2,826	609,851
Electrical equipment: 0.37%
AMETEK, Inc.	4,490	740,356
Eaton Corp. PLC	7,768	1,870,690
Emerson Electric Co.	11,090	1,079,389
Generac Holdings, Inc.†	1,195	154,442
Hubbell, Inc.	1,043	343,074
Rockwell Automation, Inc.	2,231	692,681
		4,880,632
Ground transportation: 0.67%
CSX Corp.	38,443	1,332,819
J.B. Hunt Transport Services, Inc.	1,585	316,588
Norfolk Southern Corp.	4,399	1,039,836
Old Dominion Freight Line, Inc.	1,741	705,679
Uber Technologies, Inc.†	40,032	2,464,770
Union Pacific Corp.	11,859	2,912,808
		8,772,500
Industrial conglomerates: 0.50%
3M Co.	10,744	1,174,534
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Industrial conglomerates(continued)
General Electric Co.	21,173	$2,702,310
Honeywell International, Inc.	12,825	2,689,531
		6,566,375
Machinery: 1.06%
Caterpillar, Inc.	9,924	2,934,229
Cummins, Inc.	2,757	660,494
Deere & Co.	5,210	2,083,323
Dover Corp.	2,721	418,517
Fortive Corp.	6,837	503,408
IDEX Corp.	1,471	319,369
Illinois Tool Works, Inc.	5,326	1,395,092
Ingersoll Rand, Inc.	7,875	609,053
Nordson Corp.	1,054	278,425
Otis Worldwide Corp.	7,961	712,271
PACCAR, Inc.	10,176	993,686
Parker-Hannifin Corp.	2,499	1,151,289
Pentair PLC	3,216	233,835
Snap-on, Inc.	1,027	296,639
Stanley Black & Decker, Inc.	2,982	292,534
Westinghouse Air Brake Technologies Corp.	3,485	442,247
Xylem, Inc.	4,690	536,348
		13,860,759
Passenger airlines: 0.10%
American Airlines Group, Inc.†	12,714	174,690
Delta Air Lines, Inc.	12,518	503,599
Southwest Airlines Co.	11,596	334,893
United Airlines Holdings, Inc.†	6,380	263,239
		1,276,421
Professional services: 0.42%
Automatic Data Processing, Inc.	8,001	1,863,993
Broadridge Financial Solutions, Inc.	2,289	470,962
Ceridian HCM Holding, Inc.†	3,034	203,642
Equifax, Inc.	2,397	592,754
Jacobs Solutions, Inc.	2,450	318,010
Leidos Holdings, Inc.	2,675	289,542
Paychex, Inc.	6,254	744,914
Paycom Software, Inc.	954	197,211
Robert Half, Inc.	2,060	181,115
Verisk Analytics, Inc.	2,821	673,824
		5,535,967
Trading companies & distributors: 0.17%
Fastenal Co.	11,116	719,983
United Rentals, Inc.	1,319	756,341
WW Grainger, Inc.	859	711,845
		2,188,169
See accompanying notes to portfolio of investments
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Information technology: 17.14%
Communications equipment: 0.50%
Arista Networks, Inc.†	4,902	$1,154,470
Cisco Systems, Inc.	78,797	3,980,824
F5, Inc.†	1,162	207,975
Juniper Networks, Inc.	6,203	182,864
Motorola Solutions, Inc.	3,229	1,010,968
		6,537,101
Electronic equipment, instruments & components: 0.37%
Amphenol Corp. Class A	11,639	1,153,774
CDW Corp.	2,606	592,396
Corning, Inc.	14,937	454,832
Jabil, Inc.	2,489	317,098
Keysight Technologies, Inc.†	3,454	549,497
TE Connectivity Ltd.	6,046	849,463
Teledyne Technologies, Inc.†	918	409,694
Trimble, Inc.†	4,839	257,435
Zebra Technologies Corp. Class A†	999	273,057
		4,857,246
IT services: 0.73%
Accenture PLC Class A	12,209	4,284,260
Akamai Technologies, Inc.†	2,934	347,239
Cognizant Technology Solutions Corp. Class A	9,754	736,719
EPAM Systems, Inc.†	1,122	333,615
Gartner, Inc.†	1,516	683,883
International Business Machines Corp.	17,763	2,905,139
VeriSign, Inc.†	1,728	355,899
		9,646,754
Semiconductors & semiconductor equipment: 4.82%
Advanced Micro Devices, Inc.†	31,430	4,633,096
Analog Devices, Inc.	9,694	1,924,841
Applied Materials, Inc.	16,273	2,637,365
Broadcom, Inc.	8,539	9,531,659
Enphase Energy, Inc.†	2,656	350,964
First Solar, Inc.†	2,078	357,998
Intel Corp.	82,016	4,121,304
KLA Corp.	2,644	1,536,957
Lam Research Corp.	2,564	2,008,279
Microchip Technology, Inc.	10,525	949,144
Micron Technology, Inc.	21,361	1,822,948
Monolithic Power Systems, Inc.	932	587,887
NVIDIA Corp.	48,050	23,795,321
NXP Semiconductors NV	5,014	1,151,616
ON Semiconductor Corp.†	8,379	699,898
Qorvo, Inc.†	1,894	213,283
QUALCOMM, Inc.	21,652	3,131,529
Skyworks Solutions, Inc.	3,101	348,614
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Teradyne, Inc.	2,974	$322,738
Texas Instruments, Inc.	17,668	3,011,687
		63,137,128
Software: 6.40%
Adobe, Inc.†	8,857	5,284,086
ANSYS, Inc.†	1,688	612,541
Autodesk, Inc.†	4,158	1,012,390
Cadence Design Systems, Inc.†	5,293	1,441,654
Fair Isaac Corp.†	481	559,889
Fortinet, Inc.†	12,399	725,714
Gen Digital, Inc.	10,968	250,290
Intuit, Inc.	5,452	3,407,664
Microsoft Corp.	144,583	54,368,991
Oracle Corp.	30,908	3,258,630
Palo Alto Networks, Inc.†	6,046	1,782,845
PTC, Inc.†	2,312	404,508
Roper Technologies, Inc.	2,078	1,132,863
Salesforce, Inc.†	18,928	4,980,714
ServiceNow, Inc.†	3,988	2,817,482
Synopsys, Inc.†	2,959	1,523,619
Tyler Technologies, Inc.†	819	342,440
		83,906,320
Technology hardware, storage & peripherals: 4.32%
Apple, Inc.	284,401	54,755,724
Hewlett Packard Enterprise Co.	24,956	423,753
HP, Inc.	16,918	509,063
NetApp, Inc.	4,062	358,106
Seagate Technology Holdings PLC	3,784	323,040
Western Digital Corp.†	6,308	330,350
		56,700,036
Materials: 1.43%
Chemicals: 0.96%
Air Products & Chemicals, Inc.	4,322	1,183,364
Albemarle Corp.	2,283	329,848
Celanese Corp.	1,948	302,661
CF Industries Holdings, Inc.	3,717	295,502
Corteva, Inc.	13,709	656,935
Dow, Inc.	13,645	748,292
DuPont de Nemours, Inc.	8,366	643,596
Eastman Chemical Co.	2,306	207,125
Ecolab, Inc.	4,937	979,254
FMC Corp.	2,427	153,022
International Flavors & Fragrances, Inc.	4,966	402,097
Linde PLC	9,433	3,874,227
LyondellBasell Industries NV Class A	4,985	473,974
Mosaic Co.	6,358	227,171
See accompanying notes to portfolio of investments
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Chemicals(continued)
PPG Industries, Inc.	4,587	$685,986
Sherwin-Williams Co.	4,581	1,428,814
		12,591,868
Construction materials: 0.09%
Martin Marietta Materials, Inc.	1,202	599,689
Vulcan Materials Co.	2,585	586,821
		1,186,510
Containers & packaging: 0.13%
Amcor PLC	28,117	271,048
Avery Dennison Corp.	1,567	316,785
Ball Corp.	6,134	352,828
International Paper Co.	6,731	243,325
Packaging Corp. of America	1,743	283,952
Westrock Co.	4,988	207,102
		1,675,040
Metals & mining: 0.25%
Freeport-McMoRan, Inc.	27,896	1,187,533
Newmont Corp.-U.S. Exchange Traded Shares	22,420	927,964
Nucor Corp.	4,782	832,259
Steel Dynamics, Inc.	2,959	349,458
		3,297,214
Real estate: 1.50%
Health care REITs: 0.12%
Healthpeak Properties, Inc.	10,642	210,712
Ventas, Inc.	7,828	390,148
Welltower, Inc.	10,767	970,860
		1,571,720
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	13,723	267,187
Industrial REITs : 0.18%
Prologis, Inc.	17,974	2,395,934
Office REITs : 0.04%
Alexandria Real Estate Equities, Inc.	3,042	385,634
Boston Properties, Inc.	2,809	197,108
		582,742
Real estate management & development: 0.10%
CBRE Group, Inc. Class A†	5,929	551,931
CoStar Group, Inc.†	7,944	694,226
		1,246,157
Residential REITs : 0.18%
AvalonBay Communities, Inc.	2,763	517,289
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Residential REITs (continued)
Camden Property Trust	2,077	$206,225
Equity Residential	6,722	411,118
Essex Property Trust, Inc.	1,249	309,677
Invitation Homes, Inc.	11,190	381,691
Mid-America Apartment Communities, Inc.	2,270	305,224
UDR, Inc.	5,887	225,413
		2,356,637
Retail REITs : 0.18%
Federal Realty Investment Trust	1,429	147,258
Kimco Realty Corp.	12,937	275,688
Realty Income Corp.	14,083	808,646
Regency Centers Corp.	3,196	214,132
Simon Property Group, Inc.	6,346	905,193
		2,350,917
Specialized REITs : 0.68%
American Tower Corp.	9,069	1,957,816
Crown Castle, Inc.	8,443	972,549
Digital Realty Trust, Inc.	5,892	792,945
Equinix, Inc.	1,826	1,470,642
Extra Space Storage, Inc.	4,110	658,956
Iron Mountain, Inc.	5,680	397,487
Public Storage	3,079	939,095
SBA Communications Corp.	2,099	532,495
VICI Properties, Inc.	20,125	641,585
Weyerhaeuser Co.	14,201	493,769
		8,857,339
Utilities: 1.39%
Electric utilities: 0.92%
Alliant Energy Corp.	4,964	254,653
American Electric Power Co., Inc.	10,230	830,881
Constellation Energy Corp.	6,213	726,238
Duke Energy Corp.	14,993	1,454,921
Edison International	7,456	533,029
Entergy Corp.	4,114	416,296
Evergy, Inc.	4,469	233,282
Eversource Energy	6,796	419,449
Exelon Corp.	19,365	695,203
FirstEnergy Corp.	10,046	368,286
NextEra Energy, Inc.	39,913	2,424,316
NRG Energy, Inc.	4,392	227,066
PG&E Corp.	41,504	748,317
Pinnacle West Capital Corp.	2,206	158,479
PPL Corp.	14,340	388,614
Southern Co.	21,216	1,487,666
Xcel Energy, Inc.	10,735	664,604
		12,031,300
See accompanying notes to portfolio of investments
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Gas utilities: 0.02%
Atmos Energy Corp.	2,889	$334,835
Independent power and renewable electricity producers: 0.02%
AES Corp.	13,027	250,770
Multi-utilities: 0.39%
Ameren Corp.	5,115	370,019
CenterPoint Energy, Inc.	12,279	350,811
CMS Energy Corp.	5,676	329,605
Consolidated Edison, Inc.	6,716	610,955
Dominion Energy, Inc.	16,279	765,113
DTE Energy Co.	4,011	442,253
NiSource, Inc.	8,039	213,436
Public Service Enterprise Group, Inc.	9,694	592,788
Sempra	12,243	914,919
WEC Energy Group, Inc.	6,136	516,467
		5,106,366
Water utilities: 0.04%
American Water Works Co., Inc.	3,788	499,978
Total common stocks (Cost $194,366,696)		778,908,718

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	5.80%	12-25-2034	$2,288	2,103
Total non-agency mortgage-backed securities (Cost $2,289)				2,103
U.S. Treasury securities: 34.87%
U.S. Treasury Bonds	1.13	5-15-2040	15,806,000	10,186,226
U.S. Treasury Bonds	1.13	8-15-2040	2,981,000	1,902,716
U.S. Treasury Bonds	1.38	11-15-2040	1,746,000	1,158,430
U.S. Treasury Bonds	1.38	8-15-2050	4,388,000	2,445,110
U.S. Treasury Bonds	1.63	11-15-2050	4,394,000	2,617,863
U.S. Treasury Bonds	1.75	8-15-2041	4,938,000	3,434,225
U.S. Treasury Bonds	1.88	2-15-2041	4,559,000	3,277,672
U.S. Treasury Bonds	1.88	2-15-2051	4,844,000	3,071,588
U.S. Treasury Bonds	1.88	11-15-2051	3,485,000	2,203,173
U.S. Treasury Bonds	2.00	2-15-2050	3,135,000	2,062,854
U.S. Treasury Bonds	2.00	8-15-2051	4,900,000	3,199,738
U.S. Treasury Bonds	2.25	5-15-2041	4,397,000	3,349,106
U.S. Treasury Bonds	2.25	8-15-2046	556,000	395,303
U.S. Treasury Bonds	2.25	8-15-2049	3,118,000	2,176,997
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	7,652,962
U.S. Treasury Bonds	2.38	5-15-2051	4,919,000	3,510,168
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,470,689
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,459,238
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,451,444
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	2.75%	11-15-2047	$1,853,000	$1,442,300
U.S. Treasury Bonds	2.88	8-15-2045	1,430,000	1,153,049
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,579,191
U.S. Treasury Bonds	2.88	5-15-2049	2,582,000	2,051,681
U.S. Treasury Bonds	3.00	5-15-2042	776,000	656,448
U.S. Treasury Bonds	3.00	5-15-2045	1,115,000	919,875
U.S. Treasury Bonds	3.00	11-15-2045	834,000	686,160
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,544,331
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,568,992
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,726,737
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,708,553
U.S. Treasury Bonds	3.00	2-15-2049	2,614,000	2,127,040
U.S. Treasury Bonds	3.13	11-15-2041	846,000	735,623
U.S. Treasury Bonds	3.13	2-15-2042	919,000	796,479
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,902,024
U.S. Treasury Bonds	3.38	5-15-2044	1,432,000	1,262,565
U.S. Treasury Bonds	3.38	11-15-2048	2,541,000	2,214,045
U.S. Treasury Bonds	3.50	2-15-2039	731,000	692,308
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,417,560
U.S. Treasury Bonds	3.75	8-15-2041	929,000	883,929
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,551,322
U.S. Treasury Bonds	3.88	8-15-2040	946,000	922,017
U.S. Treasury Bonds	4.25	5-15-2039	681,000	701,483
U.S. Treasury Bonds	4.25	11-15-2040	977,000	995,853
U.S. Treasury Bonds	4.38	2-15-2038	381,000	400,348
U.S. Treasury Bonds	4.38	11-15-2039	757,000	788,552
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,119,309
U.S. Treasury Bonds	4.38	5-15-2041	842,000	867,918
U.S. Treasury Bonds	4.50	5-15-2038	428,000	454,783
U.S. Treasury Bonds	4.50	8-15-2039	721,000	762,964
U.S. Treasury Bonds	4.63	2-15-2040	730,000	781,670
U.S. Treasury Bonds	4.75	2-15-2037	264,000	288,863
U.S. Treasury Bonds	4.75	2-15-2041	1,084,000	1,171,948
U.S. Treasury Bonds	5.00	5-15-2037	375,000	419,370
U.S. Treasury Bonds	5.25	11-15-2028	479,000	507,834
U.S. Treasury Bonds	5.25	2-15-2029	349,000	370,976
U.S. Treasury Bonds	5.38	2-15-2031	752,000	824,057
U.S. Treasury Bonds	5.50	8-15-2028	369,000	394,455
U.S. Treasury Bonds	6.00	2-15-2026	21,340,000	22,091,068
U.S. Treasury Bonds	6.13	11-15-2027	525,000	566,139
U.S. Treasury Bonds	6.13	8-15-2029	293,000	325,104
U.S. Treasury Bonds	6.25	5-15-2030	478,000	540,327
U.S. Treasury Bonds	6.38	8-15-2027	224,000	241,990
U.S. Treasury Bonds	6.50	11-15-2026	296,000	315,402
U.S. Treasury Bonds	6.63	2-15-2027	215,000	231,612
U.S. Treasury Bonds	6.75	8-15-2026	2,851,000	3,038,988
U.S. Treasury Bonds	6.88	8-15-2025	20,634,000	21,437,598
U.S. Treasury Bonds	7.50	11-15-2024	240,000	245,953
See accompanying notes to portfolio of investments
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.25%	5-31-2025	$10,364,000	$9,760,378
U.S. Treasury Notes	0.25	8-31-2025	7,398,000	6,906,438
U.S. Treasury Notes	0.25	10-31-2025	3,586,000	3,330,918
U.S. Treasury Notes	0.38	11-30-2025	3,685,000	3,422,012
U.S. Treasury Notes	0.38	1-31-2026	2,923,000	2,700,578
U.S. Treasury Notes	0.38	7-31-2027	2,771,000	2,444,109
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,754,878
U.S. Treasury Notes	0.50	3-31-2025	2,469,000	2,347,575
U.S. Treasury Notes	0.50	2-28-2026	4,104,000	3,792,513
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,798,624
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,031,871
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,238,469
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,578,099
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,004,769
U.S. Treasury Notes	0.63	3-31-2027	1,681,000	1,510,733
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,377,573
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,386,751
U.S. Treasury Notes	0.63	5-15-2030	3,025,000	2,471,992
U.S. Treasury Notes	0.63	8-15-2030	4,582,000	3,716,611
U.S. Treasury Notes	0.75	4-30-2026	4,130,000	3,820,895
U.S. Treasury Notes	0.75	5-31-2026	4,136,000	3,817,883
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,715,234
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,202,504
U.S. Treasury Notes	1.13	2-28-2025	2,444,000	2,347,481
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,734,740
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	5,995,841
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,723,176
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,781,305
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,722,466
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	13,422,256
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,360,692
U.S. Treasury Notes	1.38	1-31-2025	2,372,000	2,288,517
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,665,819
U.S. Treasury Notes	1.38	10-31-2028	24,085,000	21,436,591
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	19,244,833
U.S. Treasury Notes	1.50	11-30-2024	10,419,000	10,105,616
U.S. Treasury Notes	1.50	8-15-2026	3,430,000	3,210,266
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,738,598
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,750,563
U.S. Treasury Notes	1.63	2-15-2026	3,342,000	3,166,937
U.S. Treasury Notes	1.63	5-15-2026	3,385,000	3,193,800
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,685,180
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,539,280
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,443,594
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,729,245
U.S. Treasury Notes	2.00	2-15-2025	3,537,000	3,432,962
U.S. Treasury Notes	2.00	8-15-2025	3,491,000	3,359,406
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,185,966
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.13%	11-30-2024	$1,852,000	$1,806,930
U.S. Treasury Notes	2.13	5-15-2025	3,005,000	2,909,098
U.S. Treasury Notes	2.13	5-31-2026	1,793,000	1,711,825
U.S. Treasury Notes	2.25	11-15-2024	3,535,000	3,455,877
U.S. Treasury Notes	2.25	12-31-2024	1,911,000	1,863,854
U.S. Treasury Notes	2.25	11-15-2025	3,473,000	3,344,933
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,180,145
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,148,151
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,053,881
U.S. Treasury Notes	2.38	4-30-2026	1,812,000	1,741,431
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,205,591
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,054,053
U.S. Treasury Notes	2.50	1-31-2025	1,936,000	1,890,625
U.S. Treasury Notes	2.50	2-28-2026	1,888,000	1,822,067
U.S. Treasury Notes	2.63	3-31-2025	1,884,000	1,839,402
U.S. Treasury Notes	2.63	12-31-2025	1,914,000	1,854,786
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,306,493
U.S. Treasury Notes	2.75	2-28-2025	1,955,000	1,913,074
U.S. Treasury Notes	2.75	6-30-2025	1,959,000	1,911,020
U.S. Treasury Notes	2.75	8-31-2025	2,020,000	1,966,423
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,042,495
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,225,348
U.S. Treasury Notes	2.88	4-30-2025	1,884,000	1,842,861
U.S. Treasury Notes	2.88	5-31-2025	1,939,000	1,894,842
U.S. Treasury Notes	2.88	7-31-2025	1,949,000	1,902,483
U.S. Treasury Notes	2.88	11-30-2025	1,880,000	1,831,384
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,216,311
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,231,819
U.S. Treasury Notes	3.00	9-30-2025	1,994,000	1,948,045
U.S. Treasury Notes	3.00	10-31-2025	1,814,000	1,771,768
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,497,943
U.S. Treasury Notes	3.38	5-15-2033	1,905,000	1,828,205
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	12,019,956
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,109,762
Total U.S. Treasury securities (Cost $501,923,343)				457,191,713

		Yield	Shares
Short-term investments: 3.31%
Investment companies: 3.31%
Allspring Government Money Market Fund Select Class♠∞		5.28	43,450,409	43,450,409
Total short-term investments (Cost $43,450,409)				43,450,409
Total investments in securities (Cost $739,757,893)	97.60%			1,279,569,543
Other assets and liabilities, net	2.40			31,418,801
Total net assets	100.00%			$1,310,988,344

See accompanying notes to portfolio of investments
18 | Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2023 (unaudited)

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,935,442	$84,655,564	$(77,140,597)	$0	$0	$43,450,409	43,450,409	$441,717
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	516	3-15-2024	$120,159,585	$124,356,000	$4,196,415	$0
10-Year U.S. Treasury Notes	825	3-19-2024	89,903,313	93,134,766	3,231,453	0
U.S. Long Term Bond	47	3-19-2024	5,606,739	5,872,062	265,323	0
Ultra Long Term U.S. Treasury Bond	65	3-19-2024	8,272,016	8,683,594	411,578	0
2-Year U.S. Treasury Notes	53	3-28-2024	10,852,627	10,913,445	60,818	0
5-Year U.S. Treasury Notes	165	3-28-2024	17,715,287	17,947,617	232,330	0
					$8,397,917	$0
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 19

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring FundsManagement, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$16,600	$0	$16,600
Common stocks
Communication services	66,827,553	0	0	66,827,553
Consumer discretionary	84,515,898	0	0	84,515,898
Consumer staples	47,941,302	0	0	47,941,302
Energy	30,279,239	0	0	30,279,239
Financials	101,058,234	0	0	101,058,234
Health care	98,284,564	0	0	98,284,564
Industrials	68,614,829	0	0	68,614,829
Information technology	224,784,585	0	0	224,784,585
Materials	18,750,632	0	0	18,750,632
Real estate	19,628,633	0	0	19,628,633
Utilities	18,223,249	0	0	18,223,249
Non-agency mortgage-backed securities	0	2,103	0	2,103
U.S. Treasury securities	457,191,713	0	0	457,191,713
Short-term investments
Investment companies	43,450,409	0	0	43,450,409
	1,279,550,840	18,703	0	1,279,569,543
Futures contracts	8,397,917	0	0	8,397,917
Total assets	$1,287,948,757	$18,703	$0	$1,287,967,460
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2023, $8,706,660 was segregated as cash collateral for these open futures contracts.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Index Asset Allocation Fund | 21